Consolidated statements of income (loss) and comprehensive income (loss) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [LineItems]
Net revenue	R$ 380,981	R$ 244,382	R$ 159,270
Cost of sales	(80,745)	(58,517)	(41,324)
Gross profit	300,236	185,865	117,946
Selling expenses	(113,270)	(65,314)	(40,317)
General and administrative expenses	(129,754)	(48,931)	(32,650)
Other income, net	4,856	3,299	3,606
Operating profit	62,068	74,919	48,585
Finance income	36,618	12,531	47,167
Finance costs	(198,795)	(20,389)	(1,803)
Finance result	(162,177)	(7,858)	45,364
Share of loss of equity-accounted investees	(792)	(705)	(1,111)
Profit (loss) before income taxes	(100,901)	66,356	92,838
Income taxes - income (expense)
Current	(26,553)	(31,010)	(12,961)
Deferred	44,538	8,294	(5,482)
Income taxes - income (expense)	17,985	(22,716)	(18,443)
Profit (loss) for the year	(82,916)	43,640	74,395
Other comprehensive income for the year	0	0	0
Total comprehensive income (loss) for the year	(82,916)	43,640	74,395
Profit (loss) attributable to Equity holders of the parent	(82,380)	44,255	75,129
Profit (loss) attributable to Non-controlling interests	(536)	(615)	(734)
Class A ordinary shares [member]
Income taxes - income (expense)
Profit (loss) attributable to Equity holders of the parent	R$ (37,047)	R$ 19,902	R$ 33,786
Basic earnings per share - in Brazilian reais
Basic earnings per share	R$ (1.64)	R$ 0.88	R$ 1.49
Diluted earnings per share - in Brazilian reais
Diluted earnings per share	R$ (1.64)	R$ 0.85	R$ 1.44
Class B ordinary shares [member]
Income taxes - income (expense)
Profit (loss) attributable to Equity holders of the parent	R$ (45,333)	R$ 24,353	R$ 41,343
Basic earnings per share - in Brazilian reais
Basic earnings per share	R$ (1.64)	R$ 0.88	R$ 1.49
Diluted earnings per share - in Brazilian reais
Diluted earnings per share	R$ (1.64)	R$ 0.85	R$ 1.45